Expense Example - FidelityInternationalSmallCapFund-AMCIZPRO - FidelityInternationalSmallCapFund-AMCIZPRO - Fidelity International Small Cap Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor International Small Cap Fund - Class A
Expense Example:
1 year	$ 712
3 years	1,001
5 years	1,312
10 years	2,190
Fidelity Advisor International Small Cap Fund - Class C
Expense Example:
1 year	322
3 years	685
5 years	1,175
10 years	2,331
Fidelity Advisor International Small Cap Fund - Class M
Expense Example:
1 year	516
3 years	864
5 years	1,236
10 years	2,278
Fidelity Advisor International Small Cap Fund - Class I
Expense Example:
1 year	118
3 years	368
5 years	638
10 years	1,409
Fidelity Advisor International Small Cap Fund - Class Z
Expense Example:
1 year	105
3 years	328
5 years	569
10 years	$ 1,259